Commitments and Contingencies - Renewable Fuel Standards and Environmental Remediation (Details) - EHS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Environmental accruals	$ 8	$ 4
CVR Refining
Loss Contingencies [Line Items]
Biofuel blending obligation recorded in other current liabilities	4	28
Petroleum Segment
Loss Contingencies [Line Items]
Cost of renewable identification numbers	$ 60	$ 249	$ 206